CONSOLIDATED BALANCE SHEET - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	€ 8,100	€ 8,183
Financial assets at fair value through profit or loss	6,991	6,797
Other current financial assets	3,710	1,085
Trade and other receivables	12,436	16,901
Inventories	5,143	6,259
Income tax receivables	539	695
Other current assets	3,943	3,662
Current assets	40,862	43,582
Non-current assets
Property, plant and equipment	50,536	59,864
Right-of-use assets	5,184	5,822
Intangible assets	6,022	6,434
Inventory - Compulsory stock	1,187	1,595
Equity-accounted investments	13,155	14,150
Other investments	1,329	1,395
Other non-current financial assets	1,109	3,215
Deferred tax assets	6,716	6,322
Income tax receivables	125	129
Other non-current assets	2,839	4,011
Non-current assets	88,202	102,937
Assets held for sale	8,005	420
TOTAL ASSETS	137,069	146,939
Current liabilities
Short-term debt	4,929	4,238
Current portion of long-term debt	3,434	4,582
Current portion of long-term lease liabilities	1,263	1,279
Trade and other payables	20,261	22,092
Income tax payables	343	587
Other current liabilities	4,039	5,049
Current liabilities	34,269	37,827
Non-current liabilities
Long-term debt	20,139	21,570
Long-term lease liabilities	4,437	5,174
Provisions	14,580	15,774
Provisions for employee benefits	596	681
Deferred tax liabilities	4,805	5,581
Income tax payables	40	40
Other non-current liabilities	3,390	4,449
Non-current liabilities	47,987	53,269
Liabilities directly associated with assets held for sale	2,026	195
TOTAL LIABILITIES	84,282	91,291
EQUITY
Share capital	4,005	4,005
Retained earnings	33,209	32,552
Cumulative currency translation differences	1,936	8,081
Other reserves and equity instruments	8,964	8,406
Treasury shares	(2,782)	(2,883)
Profit	2,608	2,624
Equity attributable to equity holders of Eni	47,940	52,785
Non-controlling interest	4,847	2,863
TOTAL EQUITY	52,787	55,648
TOTAL LIABILITIES AND EQUITY	137,069	146,939
Related parties
Current assets
Other current financial assets	2,357	48
Trade and other receivables	1,375	1,601
Other current assets	76	54
Non-current assets
Other non-current financial assets	612	2,380
Other non-current assets	207	142
Current liabilities
Short-term debt	265	136
Current portion of long-term debt	128	21
Current portion of long-term lease liabilities	108	152
Trade and other payables	4,283	4,017
Other current liabilities	86	34
Non-current liabilities
Long-term debt	52	79
Long-term lease liabilities	40	31
Other non-current liabilities	€ 462	€ 520